RELATED PARTY TRANSACTIONS - Advance to vendors - related parties (Details) - Related Party - USD ($)	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Advance to vendors, net	$ 50	$ 189,733
Qinghai Chengchuang Ideal Trading Co. Ltd.
RELATED PARTY TRANSACTIONS
Advance to vendors, net		105,732
Shanghai Tuwen Office Equipment Co., Ltd
RELATED PARTY TRANSACTIONS
Advance to vendors, net		38,770
Qingdao Lixing Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Advance to vendors, net		31,195
Others
RELATED PARTY TRANSACTIONS
Advance to vendors, net	$ 50	$ 14,036